Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	$ 610	$ 1,099	$ 1,296
Interest capitalised at 2.83% (2020: 4.14%; 2019: 4.96%)	(248)	(308)	(248)
Interest on lease liabilities	109	90	47
Discounting on provisions and other liabilities	467	452	470
Other gains and losses:
Fair value change on hedged loans	(779)	721	729
Fair value change on hedging derivatives	704	(788)	(809)
Loss on bond repurchase	395
Exchange variations on net debt	99	(18)	6
Other	21	14	19
Total financial expenses	1,378	1,262	1,510
Financial income
Interest income	(73)	(351)	(446)
Net finance costs	$ 1,305	$ 911	$ 1,064